Loss Per Share - Additional Information (Details)		12 Months Ended
	Nov. 22, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings per share [line items]
Exchange ratio		2.13	2.13	2.13
Number of potential ordinary shares excluded from calculation of anti-dilutive		11,146,861	4,185,360	1,111,115
Ordinary Shares | Business Combination Agreement
Earnings per share [line items]
Number of shares exchanged	17,016,872
Number of shares issued upon exchange	36,258,312
Exchange ratio	2.13	2.13